401(k) Plan	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
401(k) Plan
10.	401(k) PLAN

The Company has a 401(k)-defined contribution plan (the “401(k) Plan”) for substantially all of its employees. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits. At the election of its Board, the Company may elect to match employee contributions. For the years ended December 31, 2014 and 2015, the Company paid a match of up to 4%, which amounted to $26,000 and $48,000, respectively.